SHARE BASED COMPENSATION - Other Share Incentive Plan (Details)		12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2014 $ / shares	Dec. 31, 2022 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 14,213,841		$ 13,370,377	$ 6,054,612
Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | ¥ / shares			¥ 0.0384
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 4 months 24 days	3 years 4 months 24 days
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | $ / shares				$ 0.2184		$ 0.008
Total share based compensation	$ 800,000	$ 1,238,963		$ 4,272,939	$ 1,701,132
Total unrecognized share based compensation expense	$ 1,700,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days	3 years 8 months 12 days
Share options | Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 338,235	¥ 2,325,260
Total unrecognized share based compensation expense		$ 363,169					¥ 2,504,852